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APPENDIX I.        U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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 1. Name and address of issuer:   OCC Accumulation Trust
                                  One World Financial Center
                                  200 Liberty Street
                                  New York, NY  10281

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 2. Name of each series or class of funds for which this notice is filed:

    Bond Portfolio                          Equity Portfolio
    Global Equity Portfolio                 Managed Portfolio
    Money Market Portfolio                  Small Cap Portfolio
    U.S. Government Portfolio
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 3. Investment Company Act File Number:  811-8512

    Securities Act File Number:  33-78944

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 4. Last day of fiscal year for which this notice is filed:  December 31, 1996



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 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
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 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    N/A

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 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    N/A

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 9. Number and aggregate sale price of securities sold during the fiscal year:

         1,329,915           $10,197,711

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                                      22

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 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

         1,329,915           $10,197,711

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 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         57,886              $419,672

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 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     + 10,197,711
         the fiscal year in reliance on rule 24f-2          -------------------
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +    419,672
         with dividend reinvestment plans (from Item 11, ------------------- if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  -  9,677,886
         during the fiscal year (if applicable):            -------------------
    (iv) Aggregate price of shares redeemed or repurchased  +  None and previously applied as a reduction to filing ------------------- fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued       939,497
         during the fiscal year in reliance on rule 24f-2 ------------------- line (i), plus line (ii), less line (iii), plus line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x 1/33rd of 1%
         Securities Act of 1933 or other applicable law or  -------------------
         regulation (see instruction C.8):                       284.70
   (vii) Fee due (line (i) or line (v) multiplied by        -------------------
         line (vi)):                                        -------------------

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

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 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

      February 14, 1997

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                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*  /s/ Deborah Kaback
                           ----------------------------------------------------
                           Deborah Kaback, Secretary
                           ----------------------------------------------------

  Date  February 14, 1997
       --------------------

  *Please print the name and title of the signing officer below the signature.
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[LETTERHEAD]
                                                           ---------------------
                                                           Thomas E. Duggan
                                                           General Counsel




                                February 18, 1997




OCC Accumulation Trust
One World Financial Center
New York, New York  10281

Ladies and Gentlemen:

     In connection with the public offering of shares of Capital Stock, par value $.01 per share, of the Bond, Equity, Global, Managed, Money Market, Small Cap and U.S. Government Portfolios, series of OCC Accumulation Trust (the "Trust"), I have examined such corporate records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

     It is my opinion that the shares of Capital Stock, the registration of which is made definite by the accompanying Form 24F-2 Notice of the Fund, were legally issued, fully paid and non-assessable by the Fund.

     I hereby consent to the filing of this opinion with said Form 24F-2.

                                   Very truly yours,

                                   /s/ Thomas E. Duggan

                                   Thomas E. Duggan